Additional Information Required by the Argentine Central Bank - Special Guarantees Accounts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Argentine Central Bank
Disclosure of restricted assets [line items]
Escrow Accounts	$ 415,209,902	$ 495,884,580